Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 31,123	$ 20,119
Short-term investments	253	254
Accounts receivable, net	59,374	58,712
Inventories, net:
Raw materials and in-process	26,877	23,967
Finished parts	46,491	52,607
Finished products	16,578	14,324
	89,946	90,898
Deferred income taxes	3,803	2,803
Prepaid and other	4,790	2,889
Total current assets	189,289	175,675
Property, plant, and equipment
Land	3,048	3,048
Buildings	96,775	96,261
Machinery and equipment	153,935	143,471
	253,758	242,780
Accumulated depreciation	122,569	119,714
Property, plant and equipment - net	131,189	123,066
Deferred income taxes	20	153
Other	3,637	4,003
Goodwill and other intangible assets - net	31,503	32,286
	355,638	335,183
Current Liabilities:
Accounts payable	17,882	14,897
Short-term debt	9,000	22,000
Payroll and employee related liabilities	11,020	10,646
Commissions payable	6,081	7,568
Deferred revenue	7,190
Accrued expenses	9,587	9,710
Total current liabilities	60,760	64,821
Pension benefits		7,517
Postretirement benefits	18,393	22,399
Deferred and other income taxes	12,345	5,727
Total liabilities	91,498	100,464
Common Shares, without par value:
Outstanding - 26,253,043 shares in 2013 and 26,246,116 shares in 2012 (after deducting treasury shares of 795,753 in 2013 and 803,254 in 2012) at stated capital amount	5,131	5,130
Additional paid-in capital	2,822	2,693
Retained earnings	264,648	243,178
Accumulated other comprehensive loss	(8,461)	(16,282)
Total equity	264,140	234,719
	$ 355,638	$ 335,183